Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$59,503	$59,503
Trade accounts receivable, net	$3,361	$3,361
Prepayments and other current assets	$578	$578
Trade accounts payable	$1,622	$1,622
Accrued and other liabilities	$861	$861
Long-term debt with variable interest rates	$83,780	$83,780
Amounts due to related parties	$940	$940